AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 3/6/98

                                               FILE NOS: 811-3176 & 2-72066

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                  REGISTRATION
                         STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                 / X /

             Pre-Effective Amendment No.                      /   /

             Post-Effective Amendment No. 29                  / X /

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940       / X /

                                Amendment No. 29

                        (Check appropriate box or boxes.)

                                DECLARATION FUND
               (Exact name of Registrant as Specified in Charter)

                           Suite 6160, 555 North Lane
                             Conshohocken, PA 19428
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                 (610) 832-1075

                          Terence P. Smith, Suite 6160
                     555 North Lane, Conshohocken, PA 19428
                     (Name and Address of Agent for Service)

                     Please send copy of communications to:
                            MARTIN V. MILLER, ESQUIRE
                                  P.O. Box 2512
                         Doylestown, Pennsylvania 18901
                                  215-345-7110

            Approximate Date of Proposed Public Offering: Continuous

              It is proposed that this filing will become effective
                            (check appropriate box):

      /   /  immediately upon filing pursuant to paragraph (b)
      /   /  on _____________ pursuant to paragraph (b)
      / X /  60 days after filing pursuant to paragraph (a) (1)
      /   /  on _____________ pursuant to paragraph (a) (1)
      /   /  75 Days after filing pursuant to paragraph (a) (2)
      /   /  on _____________ pursuant to paragraph (a) (2) of rule 485

                 If appropriate, check the following box:

      /   /  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

A Rule 24f-2 Notice for the year ended December 31, 1997 was filed on February 26, 1998.

EXHIBIT INDEX BEGINS ON PAGE __.

                                    FORM N-1A

                              CROSS REFERENCE SHEET

Form N-1A Part A - MICHIGAN HERITAGE FUND (both classes of shares)

ITEM NO.                           PROSPECTUS LOCATION
---------                          -------------------
 1.  Cover Page .................. Cover Page

 2.  Synopsis .................... Summary of Fees and Expenses

 3.  Condensed Financial
     Information ................. Not Applicable

 4.  General Description of
     Registrant .................. The Fund, Investment Objectives,
                                   Investment Policies and Risks.
                                   Special Factors Affecting
                                   Investments in Michigan Companies.

 5.  Management of the
     Fund ........................ Trustees, The Investment Advisor,
                                   The Administrator, The Distributor

 6.  Capital Stock and
     Other Securities ............ General Information,
                                   Distribution and Taxes

 7.  Purchase of Securities
     Being Offered ............... How to Purchase Shares,
                                   Shareholder Services
                                   Rule 12b-1 Distribution Plan
                                   Valuing Fund Shares:
                                   Performance Information
                                   Shareholder Services

 8.  Redemption or
     Repurchases ................. How to Redeem Shares
                                   Valuing Fund Shares

 9.  Pending Legal
     Proceedings ................. Not Applicable

FORM N-1A PART B MICHIGAN HERITAGE FUND

                                   LOCATION OF STATEMENT
ITEM NO.                           OF ADDITIONAL INFORMATION
---------                           -------------------------
10.  Cover Page .................. Cover Page

11.  Table of Contents ........... Table of Contents

12.  General Information and
     History ..................... General Information

13.  Investment Objectives
     and Policies ................ Investment Objective and Policies;
                                   Investment Limitations;
                                   Portfolio Transactions

14.  Management of
     Fund ........................ Management of the Fund;
                                   Investment Advisory Services;
                                   Trustees and Officers of
                                   Declaration Fund

15.  Control Persons
     Principal Holders
     of Securities ............... Control Persons and Principal Holders of
                                   Securities of Cash Account

16.  Investment Advisory
     and Other
     Services .................... Investment Advisory Services; Administrative
                                   Services; Transfer Agency and Other
                                   Services; and Custodian; Independent Public
                                   Accountants

17.  Brokerage Allocation ........ Brokerage

18.  Capital Stock and Other
     Securities .................. Not Applicable

19.  Purchase, Redemption and
     Pricing of Securities
     Being Offered ............... Additional Information

20.  Tax Status .................. Tax Status

21.  Underwrites ................. Rule 12b-1 Distribution Plan;
                                   Distribution Agreement

22.  Calculation of Performance
     Data ........................ Calculation of Performance Data

23.  Financial Statements......... None

FORM N-1A PART C

ITEM NO.                           LOCATION IN PART C
---------                           ------------------
24.  Financial Statements......... None

25.  Persons Controlled by or
     Under Common Control
     with Registrant ............. Persons Controlled by or Under
                                   Common Control with Registrant

26.  Number of Holders of
     Securities .................. Number of Holders of Securities

27.  Indemnification ............. Indemnification

28.  Business and Other
     Connections of Investment
     Advisor ..................... Business and Other Connections
                                   of Investment Advisor

29.  Principal
     Underwriters ................ Principal Underwriters

30.  Location of Accounts
     and Records ................. Location of Accounts and Records

31.  Management Services ......... Management Services

32.  Undertakings ................ Undertakings

                               PART A: PROSPECTUS

                           THE MICHIGAN HERITAGE FUND
                         Series of The Declaration Fund

                           THE MICHIGAN HERITAGE FUND

                                 301 MAC Avenue
                                    Suite 120
                             East Lansing, MI 48823
                                 1-800-___-____
                (INFORMATION, SHAREHOLDER SERVICES AND REQUESTS)

                                   PROSPECTUS
                               _______ ___, 1998

     This Prospectus relates to shares of the No-Load Class issued with respect to the Michigan Heritage Fund.

     The Michigan Heritage Fund's objective is long-term growth through capital appreciation. The Fund seeks to achieve this goal mainly by investing in a diversified portfolio of companies that have headquarters in the State of Michigan or companies based elsewhere that have significant operations (as defined by the Fund's Advisor) in the State of Michigan. There can be no guarantee the investment objective of the Fund will be achieved.

     The shares of the No-Load Class are not subject to a sales charge deduction upon issuance.

     This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") dated _______ ___, 1998, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www/sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                          SUMMARY OF FEES AND EXPENSES

     The following summary is provided to assist you in understanding the various costs and expenses a shareholder in the Fund could bear directly and indirectly. Annual operating expenses are shown as a percentage of average daily net assets. Because shares of the Fund were not offered prior to the date of this prospectus, annual operating expenses of the Fund are based on estimated expenses. Shareholder transaction expenses for the Fund are expressed as a percentage of the public offering price, cost per transaction or as otherwise noted. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

Shareholder Transaction Expenses
  Maximum sales charge on purchases...................................     0%
  Maximum deferred sales charge imposed on redemption ................     0%
  Maximum sales charge imposed on dividend reinvestment ..............     0%
  Redemption Fees ....................................................     0%
  Account Closing Fee ................................................    $10

Annual Fund Operating Expenses
(as a percentage of average net assets)
  Management Fee .....................................................  1.00%
  12b-1 Fee ..........................................................   .25%

  Other Expenses,* (including Transfer Agency
  and Accounting Services Fees).......................................   .50%
  Total Fund Operating Expenses ......................................  1.75%

*Other expenses are based on estimated amounts for the current fiscal year.
 A $10.00 wire fee will be charged on wire purchases of less than $1,000.

                 HYPOTHETICAL EXAMPLE OF EFFECT ON FUND EXPENSES

     You would pay the following expenses on a $1,000 investment if, for each year for the next three years, Fund expenses are as described above and annual return is 5%.

                                                    1 YEAR        3 YEARS
                                                    ------        -------
Assuming a complete redemption at end of period      $28            $65
Assuming no redemption at end of period              $18            $55

                           THE MICHIGAN HERITAGE FUND
                           --------------------------
                              Financial Highlights
                              --------------------
  (Selected data for a share of capital stock outstanding through each period)
  ----------------------------------------------------------------------------

                                                                 For the period
                                                                 July 27, 1997
                                                                 (commencement
                                                                 of Investment
                                                                 operations) to
                                                                  December 31,
                                                                      1997
                                                                 --------------

Net asset value, beginning of period                                 $ 10.00
                                                                     -------
Income from investment operations:
      Net investment income                                             (.04)
      Net realized and unrealized gain
         on investments                                                 0.18
                                                                     -------
Total from investment operations                                        0.14
                                                                     -------
Less Distributions to shareholders:
     Net realized gain on investments sold                                --
                                                                     -------
Total distributions                                                       --
                                                                     -------
Net asset value, end of period                                       $ 10.14
                                                                     =======

Total investment return                                                 1.40%

Ratios/Supplemental Data:
     Net assets, end of period (000's)                               $   303
     Ratio of expenses to average net assets**                          2.18%*
     Ratio of net investment income to average net assets**            -0.94%*
     Portfolio turnover rate                                            0.00%


 *   Ratios for period of less than one year are annualized.
** Net investment income is net of expenses reimbursements and fee waivers $1.52 share Had such reimbursements not been made, the annualized expense ratio would have been 34.48% and the annualized net investment income ratio would have been (35.73%).


                       See notes to financial statements.

                                    THE FUND

     The Michigan Heritage Fund (the "Fund") was organized as a series of Declaration Fund (the "Trust") on February 19, 1997, and commenced operations on July 8, 1997. This Prospectus offers shares of the No-Load Class of the Fund. Each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is Dickinson Asset Management, Inc. (the "Advisor").


                              INVESTMENT OBJECTIVES

     The Fund's investment objective is long-term growth through capital appreciation. The Fund seeks to achieve this goal mainly by investing in a diversified portfolio of companies that have their principal offices located in Michigan or out-of-state companies that have a corporate division or subsidiary employing 300 or more persons or which derive $1,000,000 or more in revenue from goods either produced or sold in Michigan or from investments made or services performed therein (hereafter "Michigan Companies"). There can be no guarantee the investment objective of the Fund will be achieved. The Fund's investment objective may not be changed without shareholder approval.

     The Fund's Advisor believes that Michigan is positioned to provide publicly-traded companies and their shareholders significant opportunities for growth. Due to its central location among the largest markets in the U.S. and Canada, Michigan offers businesses access to half of the population and personal income of both countries. Michigan's own sizable consumer market of 9.3 million had an average per capita income of approximately $23,915 in 1996. Long known as a leader in manufacturing, Michigan's large industrial market generated a demand for products and services of more than $170 billion in 1992. In 1996, Michigan was ranked #1 of states having the most companies listed in the Top 20 of the Fortune 500 in this it was tied with New York. While the State's economy still benefits from its strong ties to the automobile industry, the economy continues to diversify. The State has one of the most advanced telecommunications infrastructures in the nation. Michigan presently has one of the largest fibre optic cable networks in the nation. Virtually every city and town is connected through fiber optic networks. Also, Michigan has the greatest number of internet connections in the Midwest - 90% of Michigan's population can dial the Internet via a local phone call. International trade is assuming increasing importance in Michigan's economy. Commercial airports, the Great Lakes and St. Lawrence Seaway give the state easy access to world markets and the State was the nation's 4th largest exporter in 1996. While already one of the world's largest trading relationships, the U.S. - Canadian Free Trade Agreement has spurred even greater activity between Canada and the U.S. and, correspondingly, between Canada and Michigan. This summary does not purport to be complete and is based upon information derived from publicly available documents.

     The Advisor believes that the Fund will provide a positive influence on the Michigan economy by stimulating investor interest and awareness in Michigan companies.


                               INVESTMENT POLICIES

     In pursuit of its investment objective, the Fund will invest at least 65 percent of the value of its total assets in the following types of securities issued by Michigan Companies: common stocks, preferred stocks, securities convertible into common and preferred stocks, and American Depository Receipts
(ADRs) traded on a U.S. stock exchange.

     The Fund may invest up to 35 percent of the value of its total assets in the securities of other issuers, such as common stocks, preferred stocks; investment-grade corporate bonds and notes; high quality short-term debt securities such as commercial paper, bankers' acceptances, certificates of deposit, repurchase agreements; obligations insured or guaranteed by the United States Government and its agencies, and instrumentalities; demand and time deposits of domestic banks and United States branches and subsidiaries of foreign banks, and money market funds.

     The Fund will not engage in direct investment in real estate. The fund may invest in Real Estate Investment Trusts (REITS) that are traded on one of the principal U.S. stock exchanges.

     The Fund will invest in a diverse group of companies with varying degrees of name recognition. The portfolio will include companies in a wide range of industries, from basic consumer goods and autos to high-tech services. Investments are based primarily on fundamental analysis. While technical factors will be considered, the main investment criteria will focus on an evaluation of revenues, earnings, debt, capitalization, quality of management, level of insider ownership, changing market conditions, past performance and future expectations. The Fund will strive to invest in companies that have well defined business plans and long-term operating strategies designed to increase shareholder value. The Fund will not concentrate its investments in one industry; however, it may invest up to 25% of the value of its' assets in one industry. This concentration policy may not be changed without shareholder approval.

     When evaluating a Michigan-based company, a member of the Advisor's portfolio management or research staff may conduct an in-person visit to the company whenever such a visit is judged appropriate, may meet with the company's management, and evaluate its operations. The staff member will also attempt to interview a cross section of the company's employees, customers, suppliers and competitors. The Advisor believes that this "hands on" approach to investing will enable it to learn of any developing trends in such companies.

     The Fund does not propose to engage in short-term trading. However, it may, from time to time, sell a security without regard to the length of time it has been held. The fund does not expect that its' portfolio turnover rate will exceed 75% for its' first fiscal year. High portfolio turnover rates increase transaction costs and the possibility of realizing taxable capital gains.


                             INVESTING DEFENSIVELY

     On those occasions when, in the opinion of the Fund's Advisor, market conditions warrant a temporary defensive approach, the Fund may invest more than 35 percent of its total assets in short-term obligations, including the following: securities issued or guaranteed by the U.S. government, commercial paper, bankers acceptances and securities issued by money market funds. During intervals when the Fund has adopted a temporary defensive position then to the extent that investments are made for defensive purposes, they will not be made in pursuance of the Fund's investment objective.

     The Fund may, from time to time, engage in repurchase agreements which are secured by U.S. Government obligations that qualify as eligible investments of the Fund. Under the terms of the typical repurchase agreement, a person sells securities to the Fund and agrees to repurchase the securities at the Fund's cost plus interest within a specified time period (normally one day). The arrangement results in a fixed rate of return that is not subject to market fluctuations during the period that the underlying security is held by the Fund. Repurchase agreements involve certain risks, including seller's default on its obligation to repurchase or seller's bankruptcy. The Fund will not enter into repurchase agreements of more than seven (7) days duration.


                                     RISKS

     The principal risk factor associated with an investment in the Fund is that the market value of the portfolio's securities may decrease and result in a decrease in the value of a shareholder's investment.

     The Fund's portfolio may include smaller companies that are not nationally recognized and companies that ordinarily pay no dividends or interest. The price of the stocks of such companies are generally more volatile than those of larger or more mature companies. Additionally, the securities of such companies are generally more likely to be negatively affected by adverse economic and/or market conditions, and are generally less liquid.

     Due to the geographic limitation of 65% if the Fund's assets, such assets may be subject to greater risk of loss from economic, political or other developments (e.g., natural disasters) having an unfavorable impact upon businesses located in Michigan than similar funds whose investments are geographically more diverse (i.e. the Fund may be less diversified than other funds with similar investment objectives but no such geographic limitation). There can be no assurance that the economy of Michigan or the companies headquartered or operating in Michigan will grow in the future.

     Since the Fund will be mainly investing in a diversified portfolio of companies that have their headquarters in the State of Michigan, or companies based elsewhere that have significant operations in Michigan, Fund investments can be significantly affected by business trends and the economic health of Michigan. The following is a brief description of certain factors affecting the Michigan Heritage Fund. The summary does not purport to be complete and is based upon information derived from publicly available documents.


           SPECIAL FACTORS AFFECTING INVESTMENTS IN MICHIGAN COMPANIES

     Home to the "Big Three" automobile manufacturers, Michigan's automobile industry has historically played a prominent role in the State's economy. As of 1995, 48.7% of all manufacturing in the State was auto related, 1 in 14 Michigan employees worked for the "Big Three", and $1 in $6 paid for labor was paid by the "Big Three". In addition, 11.2% of Michigan employees are employed by businesses related in some manner to the automobile industry.

     Due to the cyclical nature of the automobile industry, Michigan and consequently a shareholder of The Michigan Heritage Fund, could be adversely affected by any economic downturn or recession. Also, any negative event or news item relating to the automobile industry, may have an adverse affect on the value of a shareholder's investment in the Fund.


                             HOW TO PURCHASE SHARES

     Fund Shares of the No-Load Class are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $1,000 and subsequent minimum investments of $100. Shares of the Fund are purchased at their net asset value per share next determined after the order is received and accepted by the Fund's transfer agent.

     When opening an account, it is important that you provide the transfer agent with your correct taxpayer identification number (social security or employer identification number).

     If you are investing in this Fund for the first time, you will need to set up an account. You may make a direct initial investment by completing and signing the investment application which accompanies this Prospectus and mailing it, together with a check or money order made payable to:

                           The Michigan Heritage Fund
                           Declaration Service Company
                                  P.O. Box 844,
                      Conshohocken, Pennsylvania 19428-0844

     BY MAIL: When making subsequent investments by mail, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above. Third party checks will not be accepted, and the Fund reserves the right to refuse to accept second party checks.

     BY WIRE: You may make your initial or subsequent investments in the Fund by wiring funds. To do so, call the Investor Services Department at 1-800-___-____ for wiring instructions.

     BY AUTOMATIC INVESTMENT PLAN: Once your account is open, you may make investments automatically by completing the automatic investment plan form authorizing the Fund to draw on your bank account regularly by check for as little as $100 per month beginning within thirty (30) days after the account is opened. You should inquire at your bank whether it will honor debits through the Automated Clearing House ("ACH"). You may change the date or amount of your investment any time by written instruction received by the Fund at least five business days before the change is to become effective.

     To assure proper receipt, please be sure your bank includes the Fund name and the account number that has been assigned to you. If you are opening a new account, please complete the Account Registration Form and mail it to the "New Account" address above after completing your wire arrangement. Note: Federal Funds wire purchase orders will be accepted only when the Fund and Custodian Bank are open for business.

     FUNDS CREDITED TO THE FUND'S ACCOUNT BY 4:00 PM (EASTERN TIME) WILL BE APPLIED TO PURCHASE SHARES ON THAT DAY. There are no wire fees charged by the Fund for purchases of $1,000 or more. A $10 wire fee will be charged by the Fund on wire purchases of less than $1,000. Your bank may also charge wire fees for this service.

ADDITIONAL INFORMATION ABOUT PURCHASES

PURCHASE POLICIES:

     o Investments must be received and accepted in the transfer agent's offices on a business day before 4:00 PM Eastern Time to be credited to your account that day and to receive that day's share price. Otherwise, your investment will be credited to your account on the next business day and you will receive that day's share price.

     o    The  maximum  single  investment  permitted  is  $250  thousand.   Any
          individual order for more than $250 thousand must be pre-approved by the Advisor prior to making the investment or it will be rejected.

     o The Transfer Agent and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the investor's bank.

     o    The Fund reserves the right to reject an investment for any reason.


                              HOW TO REDEEM SHARES

     You may redeem any or all of your shares at will. THE FUND REDEEMS SHARES AT THE NET ASSET VALUE THEREOF NEXT DETERMINED AFTER IT HAS RECEIVED AND ACCEPTED A REDEMPTION REQUEST; HOWEVER THE REDEMPTION PROCEEDS WILL NOT BE PAID UNTIL SUCH TIME AS THE REDEMPTION REQUEST IS RECEIVED IN PROPER ORDER. Redemption requests must be received prior to the time that the net asset value per share is next determined (generally 4:00 PM Eastern Time on each day that the New York Stock Exchange is open for trading )to obtain the date of receipt net asset value.

     BY MAIL: A written request for redemption in proper order must be sent to Declaration Service Company, P.O. Box 844, Conshohocken, Pennsylvania 19428-0844. For express or registered mail, your request should be addressed to Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, Pennsylvania 19428. "Proper order" requires delivery to the Transfer Agent of:

          (1) a written redemption request signed by each registered owner in the exact names in which the account is registered, and including the account number and the number of shares or the dollar amount to be redeemed;

          (2) a signature guarantee when required (see "Signature Guarantee" page ____);and

          (3) such additional documents required to evidence the authority of the persons requesting redemption on behalf of corporations, or as executors, trustees and other fiduciaries. Redemption proceeds will not be paid until all documents, in satisfactory form, have been received by the Transfer Agent. (See "Additional Information About Redemptions" below on page ____.)

     BY TELEPHONE: Redemptions may be made by telephone, provided you have completed the Telephone Redemption Authorization section of the purchase application. Upon proper authority and instruction, redemption proceeds will be wired to the bank account set forth on the account registration or, for amounts $5,000 or less, redemptions will be mailed to the address on the account registration. There will be a charge for the bank wire. Neither the Fund nor the Transfer Agent will be responsible for acting upon instructions reasonably believed by them to be genuine. The Fund and/or its Transfer Agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (such as requiring some form of personal identification, providing written confirmations, and the tape recording of conversations). If the Fund or its Transfer Agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

SPECIAL REDEMPTION ARRANGEMENTS

     Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisors, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Fund at 1-800-___-____.

SIGNATURE GUARANTEE

     A signature guarantee is required for all redemptions greater than $5,000 or where the redemption proceeds are to be paid to another person or sent to an address other than the one of record. A signature guarantee verifies the authenticity of your signature. The guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program ( a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at 1-___- ____ to determine whether the entity that will guarantee the signature is an eligible guarantor.

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

     BY MAIL: If your redemption check is to be mailed, it will usually be mailed to you within 48 hours of receipt of the redemption request. The Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed to you until the check has cleared. You may avoid this inconvenience by investing by bank wire. Redemption checks may also be delayed if you have changed your address within the last 30 days. Please notify the Fund, promptly, in writing, of any change of address.

     BY WIRE: You may authorize the Fund to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption or have completed the banking information portion of the Telephone Redemption Authorization on the purchase application. Your redemption proceeds will usually be sent on the first business day following redemption. However, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the check has cleared, which may take up to seven days. There is a $10 charge to cover the wire, which is deducted from redemption proceeds.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

     (1) The share redemption price may be more or less than your cost of the shares being redeemed, depending on the per share net asset value next determined after your request is received.

     (2) A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS W4-P and must state a reason for withdrawal, as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

     (3) Excessive purchases and redemptions of Fund shares has an adverse impact on effective portfolio management as well as upon Fund expenses. The Fund has reserved the right to refuse investments from shareholders who engage in such transactions.

ACCOUNT CLOSING FEE

     In order to reduce Fund expenses, an account closing fee of $10 will be assessed against those shareholders who redeem all of the shares in their Fund account and direct that redemption proceeds be directed to them by mail or wire. This charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount.

     The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the Transfer Agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. When a shareholder closes an account, the Fund must continue to carry the account on its books, maintain the account records and complete year-end tax reporting. With no assets, the account cannot pay its own expenses and imposes an unfair burden on remaining shareholders.


                              SMALL ACCOUNTS

     Fund accounts which fall, for any reason other than market fluctuation, below $500 at any time during a month will be subject to a small account charge of $5 for that month, which is deducted the first business day following the end of each month. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the cost of maintaining shareholder accounts more equitably among shareholders.

     Active automatic investment plan, UGMA/UTMA, and retirement plan accounts will not be subject to the small account charge.

     In order to reduce expenses, the Fund may redeem all of the shares in any shareholder account (other than an active automatic investment plan, UGMA/UTMA and retirement plan accounts), if, for a period of more than three months, the account has a net value of $500 or less and the reduction in its value is not due to market action. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase the value of their accounts by investing a sufficient amount to bring the value of their accounts up to an amount greater than $500 within ninety (90) days of the date of the notice. No account closing fee will be charged to those investors whose accounts are closed under the mandatory redemption provision.


                              SHAREHOLDER SERVICES

     Declaration Service Company, P.O. Box 844, Conshohocken, PA 19428-0844, acts as transfer, shareholder servicing, and dividend paying agent for all Fund accounts. Simply write or call the Investor Information Department at 1-800-___-____ for prompt service on any questions about your account.

CONFIRMATION STATEMENTS

     Shareholders normally will receive a confirmation statement after each transaction showing the activity in the account, and an annual statement showing all transactions for the calendar year just completed.

OTHER SERVICES

     The Fund has available a number of plans and services to meet the special needs of certain investors. Plans available include, but are not limited to:

     (1)  payroll deduction plans, including military allotments;

     (2)  custodial accounts for minors;

     (3)  a flexible, systematic withdrawal plan; and

     (4) various retirement plans such as IRA, 403(b)(7), and employer-adopted, 401(k) defined benefit and defined contribution plans.

     There is an annual charge for each retirement plan fund account with respect to which a service provider acts as custodian. If this charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

     Application forms and brochures describing these plans and services can be obtained from the Transfer Agent by calling 1-800-___-____.


                          RULE 12b-1 DISTRIBUTION PLAN

     A plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for the Fund. The plan provides the Fund may pay an annual fee of up to 0.25% of the Fund's average net assets (1/12 of 0.25% monthly) for certain services which are primarily intended to result in the distribution of Fund shares. Such services include advertising, compensation of persons engaged in the sale of Fund shares, distribution of sales materials including the cost of preparing, printing and mailing such sales materials, sales representations and promotions and payments to brokers and others who are engaged in the distribution of Fund shares and who administer the accounts of shareholders. See "12b-1 Plan of Distribution" in Statement of Additional Information.


                               VALUING FUND SHARES

     The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 PM, Eastern Time) on each day that the Exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

     Securities which are traded on any exchange or on the NASDAQ over-the counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value and when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.


                             DISTRIBUTION AND TAXES

     As a shareholder you are entitled to your share of the Fund's distributed net income and any gains realized on its investments. The Funds intends to qualify as a "regulated investment company" for federal income tax purposes and intends to distribute substantially all of its net investment income and net capital gains to shareholders at least once a year or more often, if necessary, to avoid paying corporate income and excise taxes. Dividend and capital gains distributions will have tax consequences you should know about.

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

     The Fund's net investment income from dividends and interest is distributed to you at the end of the calendar year as dividends. Short-term capital gains (if any) are distributed at the end of the calendar year and are included in net investment income.

     Net realized long-term capital gains (if any) are distributed at the end of the calendar year as capital gain distributions. Before they are paid or distributed, net investment income and net long-term capital gains are included in the value of each share. After they are paid and distributed, the value of each share drops by the per-share amount of the distribution (If your dividends and distributions are reinvested, the total value of your holdings will not change).

REINVESTMENTS

     Dividends and capital gain distributions are automatically reinvested in additional shares of the Fund, unless you request the Fund, in writing or by phone, to pay dividends and distributions to you in cash.

     The reinvestment price is the net asset value at the close of business on the day the dividend or distribution is paid. Your statement will confirm the amount invested and the number of shares purchased.

     If you choose to receive your dividends and distributions in cash, you will receive cash payments only for those dividends or distributions declared after your request has been processed.

TAXES

     Dividends and distributions are subject to federal income tax and also may be subject to state and local taxes. Dividends and distributions are taxable in the year in which the Fund pays them regardless of whether you receive them in cash or they are reinvested in additional shares.

     Each January, you will receive a tax statement showing the kind and total amount of all dividends and distributions you received during the previous year. You must report dividends and distributions on your tax returns, even if they are reinvested in additional shares.

     "Buying a dividend" creates a tax liability. "Buying a dividend" means buying shares shortly before a dividend or a capital gain distribution is declared and paid on Fund shares. The amount of the dividend or distribution that you receive is fully taxable to you even though such dividend or distribution is only a return of capital.

     Redemptions proceeds may be subject to tax. If the redemption value of your Fund shares is greater than their cost, the difference is a capital gain. Your gain may be either short-term or long term.

     IMPORTANT: The foregoing tax information is a brief and selective summary of certain federal tax rules that apply to the Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.


                             MANAGEMENT OF THE FUND
TRUSTEES

     The Fund is a series of the Declaration Fund (the "Trust"), an open-end, diversified, management investment company organized as a Pennsylvania business trust. The Trust's headquarters are at 555 North Lane, Suite 6160, Conshohocken, Pennsylvania 17428-0844. The business and affairs of the Trust and of the separate series (including The Michigan Heritage Fund) within the Trust are managed by the Trust's Board of Trustees. The Trustees establish trust policies, and have certain fiduciary duties and obligations to the Trust and the separate series and their shareholders under the laws of the State of Pennsylvania and the applicable federal securities laws. Currently, the Trust is offering shares in two series: Declaration Cash Account and The Michigan Heritage Fund.

THE INVESTMENT ADVISOR

     Dickinson Asset Management, Inc. (the "Advisor"), 301 MAC Avenue, Suite 120, East Lansing, Michigan 48823, under a written investment advisory agreement with the Trust, furnishes investment advisory and management services to the Fund. The Advisor is a Michigan corporation and has been registered as an investment advisor with the U.S. Securities and Exchange Commission ("SEC") and the State of Michigan since September 1996. Prior to this date, this Firm was a sole proprietorship duly registered with the SEC and the State of Michigan in April 1995.

     Mr. C. David Dickinson, the Fund's portfolio manager, is the principal owner of and controls the Advisor and is responsible for the day-to-day investment management of the Fund. Mr. Dickinson has in excess of thirteen years of experience in the financial services industry, including eight years as a Registered Representative in the brokerage business, and two years as Principal of a Registered Investment Advisory Firm. Shareholders should understand that while Mr. Dickinson has extensive experience advising clients as to their investment strategies and managing portfolios of common stock, the Fund has no operating history and managing a mutual fund portfolio is a new position for Mr. Dickinson. Dickinson Asset Management, Inc. has been Investment Advisor to the Fund since inception.

     The Advisor furnishes an investment program for the Fund, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Fund. The Advisory Agreement with the Trust provides for the Fund to pay the Advisor a monthly management fee equal to an annual rate of 1.00% of the Fund's average daily net assets.

THE ADMINISTRATOR

     Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428-0844 ("DSC") serves as the Fund's Administrator in addition to serving as the Fund's transfer agent, shareholder servicing agent, and dividend disbursing agent.

     DSC is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

THE DISTRIBUTOR

     Declaration Distributors, Inc., 555 North Lane, Suite 6160, Conshohocken, PA 19428-0844 ("DDI" or "Distributor"), an affiliate of DSC, is the Fund's share distributor. DDI acts as sales agent in states where designated agents are required. DDI reviews and files all advertising and promotional materials, and monitors and reports to the Board of Trustees on Fund distribution plans.

     The Administration, Transfer Agent and Shareholder Services, Accounting Services, and the Distribution agreements provide for the Fund to pay DSC and DDI respectively annual fees, payable monthly, for providing the services called for by the agreements.


                               GENERAL INFORMATION

SHAREHOLDER RIGHTS

     The shares of the Fund, both of the No-Load Class and Class A, represent an interest in the Fund's assets only and in the event of liquidation, each share of the Fund would have its aliquot right to the distribution of Fund assets as every other share of the Fund.

     No annual or regular meeting of shareholders is required; however, the Trustees may call meetings to take action on matters which require a shareholder vote and other matters as to which Trustees determine a shareholder vote is necessary or desirable. Subject to Section 16(a) of the Investment Company Act of 1940, the Trustees may elect their own successors and may appoint Trustees to fill vacancies, including vacancies caused by an increase in the number of trustees by action of the Board of Trustees.

     As a shareholder, you have voting rights with respect to the management and operation of the Fund and its policies. You together with the shareholders of the other series of Declaration Fund are also entitled to vote upon matters which affect or concern Declaration Fund. You are also entitled to vote as a class, exclusively, on matters which affect only your class. You are entitled to one vote for each whole share, and fractional votes for any fractional shares held. Shares of the Fund do not have cumulative voting rights. The Fund's shares are fully paid and non-assessable, have no pre-emptive or subscription rights, and are fully transferable, with no conversion rights.

     The Fund issues another Class of shares which invest in the same portfolio as the No-Load Class and such Class may have different sales charges and other expenses which may affect performance. Investors may call 1-800-________ to obtain more information concerning the other Class. Investors may also obtain information concerning the other Class through their sales representative or securities broker which is offering or making available to them the securities offered in the prospectus.


                             PERFORMANCE INFORMATION

     From time to time, in advertisements or in reports to shareholders or prospective shareholders, the Fund may compare its performance, in terms of its total return, to that of other mutual funds with similar investment objectives and to stock or other indices. For example, the Fund may compare its performance to rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), a widely recognized independent service which monitors the performance of mutual funds, to Morningstar's Mutual Fund Values, or to the Consumer Price Index. Performance information and rankings as reported in Changing Times, Business Week, Institutional Investor, the Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune and Barrons may also be used in comparing performance of the Fund. Performance comparisons shall not be considered as representative of the future performance of the Fund.

     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return for differing periods computed in the same manner but without annualizing the total return.

     The standard total return results may not take into account recurring and non-recurring charges for optional services which only certain shareholders elect and which involve nominal fees such as a fee for small balances and redemptions. These fees have the effect of reducing the actual return realized by shareholders.

                             MICHIGAN HERITAGE FUND
                               INVESTMENT ADVISOR
                        Dickinson Asset Management, Inc.
                            301 MAC Avenue, Suite 120
                          East Lansing, Michigan 48823

                         ADMINISTRATOR & TRANSFER AGENT
                           Declaration Service Company
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428

                                   DISTRIBUTOR
                         Declaration Distributors, Inc.
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428

                                 CUSTODIAN BANK
                                 Star Bank, N.A.
                                425 Walnut Street
                                    M.L. 6118
                             Cincinnati, Ohio 45202

                             INDEPENDENT ACCOUNTANTS
                               Sanville & Company
                               1514 Old York Road
                               Abington, PA 19001


      Be sure to retain this prospectus. It contains valuable information.



     No person has been authorized to give any information or to make any representations not contained in this Prospectus, or the Fund's Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offering by the Fund in any jurisdiction in which such offering may not lawfully be made.

                           THE MICHIGAN HERITAGE FUND
                         Series of The Declaration Fund

                           THE MICHIGAN HERITAGE FUND

                                 301 MAC Avenue
                                    Suite 120
                             East Lansing, MI 48823
                                 1-800-___-____
                (INFORMATION, SHAREHOLDER SERVICES AND REQUESTS)

                                   PROSPECTUS
                               _______ ___, 1998

     This Prospectus relates to the Class A Shares issued with respect to the Michigan Heritage Fund.

     The Michigan Heritage Fund's objective is long-term growth through capital appreciation. The Fund seeks to achieve this goal mainly by investing in a diversified portfolio of companies that have headquarters in the State of Michigan or companies based elsewhere that have significant operations (as defined by the Fund's Advisor) in the State of Michigan. There can be no guarantee the investment objective of the Fund will be achieved.

     This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") dated _______ ___, 1998, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www/sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                          SUMMARY OF FEES AND EXPENSES

     The following summary is provided to assist you in understanding the various costs and expenses a shareholder in the Fund could bear directly and indirectly. Annual operating expenses are shown as a percentage of average daily net assets. Because shares of the Fund were not offered prior to the date of this prospectus, annual operating expenses of the Fund are based on estimated expenses. Shareholder transaction expenses for the Fund are expressed as a percentage of the public offering price, cost per transaction or as otherwise noted. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

Shareholder Transaction Expenses
  Maximum sales charge on purchases...................................  5.25%
  Maximum deferred sales charge imposed on redemption ................     0%
  Maximum sales charge imposed on dividend reinvestment ..............     0%
  Redemption Fees ....................................................     0%
  Account Closing Fee ................................................    $10

Annual Fund Operating Expenses
(as a percentage of average net assets)
  Management Fee .....................................................  1.00%
  12b-1 Fee ..........................................................   .25%

  Other Expenses,* (including Transfer Agency
  and Accounting Services Fees).......................................   .50%
  Total Fund Operating Expenses ......................................  1.75%

*Other expenses are based on estimated amounts for the current fiscal year.
 A $10.00 wire fee will be charged on wire purchases of less than $1,000.

                 HYPOTHETICAL EXAMPLE OF EFFECT ON FUND EXPENSES

     You would pay the following expenses on a $1,000 investment if, for each year for the next three years, Fund expenses are as described above and annual return is 5%.

                                                    1 YEAR        3 YEARS
                                                    ------        -------
Assuming a complete redemption at end of period       $28           $65
Assuming no redemption at end of period               $18           $55

                           THE MICHIGAN HERITAGE FUND
                           --------------------------
                              Financial Highlights
                              --------------------
  (Selected data for a share of capital stock outstanding through each period)
  ----------------------------------------------------------------------------

                                                                 For the period
                                                                 July 27, 1997
                                                                 (commencement
                                                                 of Investment
                                                                 operations) to
                                                                  December 31,
                                                                      1997
                                                                 --------------

Net asset value, beginning of period                                 $ 10.00
                                                                     -------
Income from investment operations:
      Net investment income                                             (.04)
      Net realized and unrealized gain
         on investments                                                 0.18
                                                                     -------
Total from investment operations                                        0.14
                                                                     -------
Less Distributions to shareholders:
     Net realized gain on investments sold                                --
                                                                     -------
Total distributions                                                       --
                                                                     -------
Net asset value, end of period                                       $ 10.14
                                                                     =======

Total investment return                                                 1.40%

Ratios/Supplemental Data:
     Net assets, end of period (000's)                               $   303
     Ratio of expenses to average net assets**                          2.18%*
     Ratio of net investment income to average net assets**            -0.94%*
     Portfolio turnover rate                                            0.00%


 *   Ratios for period of less than one year are annualized.
** Net investment income is net of expenses reimbursements and fee waivers $1.52 share Had such reimbursements not been made, the annualized expense ratio would have been 34.48% and the annualized net investment income ratio would have been (35.73%).


                       See notes to financial statements.

                                    THE FUND

     The Michigan Heritage Fund (the "Fund") was organized as a series of Declaration Fund (the "Trust") on February 19, 1997, and commenced operations on July 8, 1997. This Prospectus offers Class A Shares of the Fund. Each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is Dickinson Asset Management, Inc. (the "Advisor").


                              INVESTMENT OBJECTIVES

     The Fund's investment objective is long-term growth through capital appreciation. The Fund seeks to achieve this goal mainly by investing in a diversified portfolio of companies that have their principal offices located in Michigan or out-of-state companies that have a corporate division or subsidiary employing 300 or more persons or which derive $1,000,000 or more in revenue from goods either produced or sold in Michigan or from investments made or services performed therein (hereafter "Michigan Companies"). There can be no guarantee the investment objective of the Fund will be achieved. The Fund's investment objective may not be changed without shareholder approval.

     The Fund's Advisor believes that Michigan is positioned to provide publicly-traded companies and their shareholders significant opportunities for growth. Due to its central location among the largest markets in the U.S. and Canada, Michigan offers businesses access to half of the population and personal income of both countries. Michigan's own sizable consumer market of 9.3 million had an average per capita income of approximately $23,915 in 1996. Long known as a leader in manufacturing, Michigan's large industrial market generated a demand for products and services of more than $170 billion in 1992. In 1996, Michigan was ranked #1 of states having the most companies listed in the Top 20 of the Fortune 500 in this it was tied with New York. While the State's economy still benefits from its strong ties to the automobile industry, the economy continues to diversify. The State has one of the most advanced telecommunications infrastructures in the nation. Michigan presently has one of the largest fibre optic cable networks in the nation. Virtually every city and town is connected through fiber optic networks. Also, Michigan has the greatest number of internet connections in the Midwest - 90% of Michigan's population can dial the Internet via a local phone call. International trade is assuming increasing importance in Michigan's economy. Commercial airports, the Great Lakes and St. Lawrence Seaway give the state easy access to world markets and the State was the nation's 4th largest exporter in 1996. While already one of the world's largest trading relationships, the U.S. - Canadian Free Trade Agreement has spurred even greater activity between Canada and the U.S. and, correspondingly, between Canada and Michigan. This summary does not purport to be complete and is based upon information derived from publicly available documents.

     The Advisor believes that the Fund will provide a positive influence on the Michigan economy by stimulating investor interest and awareness in Michigan companies.


                               INVESTMENT POLICIES

     In pursuit of its investment objective, the Fund will invest at least 65 percent of the value of its total assets in the following types of securities issued by Michigan Companies: common stocks, preferred stocks, securities convertible into common and preferred stocks, and American Depository Receipts
(ADRs) traded on a U.S. stock exchange.

     The Fund may invest up to 35 percent of the value of its total assets in the securities of other issuers, such as common stocks, preferred stocks; investment-grade corporate bonds and notes; high quality short-term debt securities such as commercial paper, bankers' acceptances, certificates of deposit, repurchase agreements; obligations insured or guaranteed by the United States Government and its agencies, and instrumentalities; demand and time deposits of domestic banks and United States branches and subsidiaries of foreign banks, and money market funds.

     The Fund will not engage in direct investment in real estate. The fund may invest in Real Estate Investment Trusts (REITS) that are traded on one of the principal U.S. stock exchanges.

     The Fund will invest in a diverse group of companies with varying degrees of name recognition. The portfolio will include companies in a wide range of industries, from basic consumer goods and autos to high-tech services. Investments are based primarily on fundamental analysis. While technical factors will be considered, the main investment criteria will focus on an evaluation of revenues, earnings, debt, capitalization, quality of management, level of insider ownership, changing market conditions, past performance and future expectations. The Fund will strive to invest in companies that have well defined business plans and long-term operating strategies designed to increase shareholder value. The Fund will not concentrate its investments in one industry; however, it may invest up to 25% of the value of its' assets in one industry. This concentration policy may not be changed without shareholder approval.

     When evaluating a Michigan-based company, a member of the Advisor's portfolio management or research staff may conduct an in-person visit to the company whenever such a visit is judged appropriate, may meet with the company's management, and evaluate its operations. The staff member will also attempt to interview a cross section of the company's employees, customers, suppliers and competitors. The Advisor believes that this "hands on" approach to investing will enable it to learn of any developing trends in such companies.

     The Fund does not propose to engage in short-term trading. However, it may, from time to time, sell a security without regard to the length of time it has been held. The fund does not expect that its' portfolio turnover rate will exceed 75% for its' first fiscal year. High portfolio turnover rates increase transaction costs and the possibility of realizing taxable capital gains.


                             INVESTING DEFENSIVELY

     On those occasions when, in the opinion of the Fund's Advisor, market conditions warrant a temporary defensive approach, the Fund may invest more than 35 percent of its total assets in short-term obligations, including the following: securities issued or guaranteed by the U.S. government, commercial paper, bankers acceptances and securities issued by money market funds. During intervals when the Fund has adopted a temporary defensive position then to the extent that investments are made for defensive purposes, they will not be made in pursuance of the Fund's investment objective.

     The Fund may, from time to time, engage in repurchase agreements which are secured by U.S. Government obligations that qualify as eligible investments of the Fund. Under the terms of the typical repurchase agreement, a person sells securities to the Fund and agrees to repurchase the securities at the Fund's cost plus interest within a specified time period (normally one day). The arrangement results in a fixed rate of return that is not subject to market fluctuations during the period that the underlying security is held by the Fund. Repurchase agreements involve certain risks, including seller's default on its obligation to repurchase or seller's bankruptcy. The Fund will not enter into repurchase agreements of more than seven (7) days duration.


                                     RISKS

     The principal risk factor associated with an investment in the Fund is that the market value of the portfolio's securities may decrease and result in a decrease in the value of a shareholder's investment.

     The Fund's portfolio may include smaller companies that are not nationally recognized and companies that ordinarily pay no dividends or interest. The price of the stocks of such companies are generally more volatile than those of larger or more mature companies. Additionally, the securities of such companies are generally more likely to be negatively affected by adverse economic and/or market conditions, and are generally less liquid.

     Due to the geographic limitation of 65% if the Fund's assets, such assets may be subject to greater risk of loss from economic, political or other developments (e.g., natural disasters) having an unfavorable impact upon businesses located in Michigan than similar funds whose investments are geographically more diverse (i.e. the Fund may be less diversified than other funds with similar investment objectives but no such geographic limitation). There can be no assurance that the economy of Michigan or the companies headquartered or operating in Michigan will grow in the future.

     Since the Fund will be mainly investing in a diversified portfolio of companies that have their headquarters in the State of Michigan, or companies based elsewhere that have significant operations in Michigan, Fund investments can be significantly affected by business trends and the economic health of Michigan. The following is a brief description of certain factors affecting the Michigan Heritage Fund. The summary does not purport to be complete and is based upon information derived from publicly available documents.


           SPECIAL FACTORS AFFECTING INVESTMENTS IN MICHIGAN COMPANIES

     Home to the "Big Three" automobile manufacturers, Michigan's automobile industry has historically played a prominent role in the State's economy. As of 1995, 48.7% of all manufacturing in the State was auto related, 1 in 14 Michigan employees worked for the "Big Three", and $1 in $6 paid for labor was paid by the "Big Three". In addition, 11.2% of Michigan employees are employed by businesses related in some manner to the automobile industry.

     Due to the cyclical nature of the automobile industry, Michigan and consequently a shareholder of The Michigan Heritage Fund, could be adversely affected by any economic downturn or recession. Also, any negative event or news item relating to the automobile industry, may have an adverse affect on the value of a shareholder's investment in the Fund.


                              HOW TO PURCHASE SHARES

     Class A Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $1,000 and subsequent minimum investments of $100. Shares of the Fund are purchased at their public offering price which is their net asset value next determined after an order is received and accepted by the transfer agent plus a sales charge. The selling price is calculated as follows:

                                            Selling Price As
                                          Percentage of Public          Payable to
   Dollar Amount Invested                    Offering Price        Selling Institution    Distributor
   ----------------------                    --------------        -------------------    -----------
   Up to $50,000                                  5.25%                    4.75%             0.50%
   $50,000 but less than $250,000                 4.00%                    3.50%             0.50%
   $250,000 but less than $500,000                3.00%                    2.50%             0.50%
   $500,000 and above                             2.25%                    1.75%             0.50%

     When opening an account, it is important that you provide the transfer agent with your correct taxpayer identification number (social security or employer identification number).

     If you are investing in this Fund for the first time, you will need to set up an account. You may make a direct initial investment by completing and signing the investment application which accompanies this Prospectus and mailing it, together with a check or money order made payable to:

                           The Michigan Heritage Fund
                           Declaration Service Company
                                  P.O. Box 844,
                      Conshohocken, Pennsylvania 19428-0844

   To determine the applicable sales charge, the net amount being invested is added to the value of the outstanding shares then owned by the investor. Investors must be careful when making subsequent investment payments to include their exact account number, otherwise, the investment may be treated as an initial investment.

     BY MAIL: When making subsequent investments by mail, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above. Third party checks will not be accepted, and the Fund reserves the right to refuse to accept second party checks.

     BY WIRE: You may make your initial or subsequent investments in the Fund by wiring funds. To do so, call the Investor Services Department at 1-800-___-____ for wiring instructions.

     BY AUTOMATIC INVESTMENT PLAN: Once your account is open, you may make investments automatically by completing the automatic investment plan form authorizing the Fund to draw on your bank account regularly by check for as little as $100 per month beginning within thirty (30) days after the account is opened. You should inquire at your bank whether it will honor debits through the Automated Clearing House ("ACH"). You may change the date or amount of your investment any time by written instruction received by the Fund at least five business days before the change is to become effective.

     To assure proper receipt, please be sure your bank includes the Fund name and the account number that has been assigned to you. If you are opening a new account, please complete the Account Registration Form and mail it to the "New Account" address above after completing your wire arrangement. Note: Federal Funds wire purchase orders will be accepted only when the Fund and Custodian Bank are open for business.

     FUNDS CREDITED TO THE FUND'S ACCOUNT BY 4:00 PM (EASTERN TIME) WILL BE APPLIED TO PURCHASE SHARES ON THAT DAY. There are no wire fees charged by the Fund for purchases of $1,000 or more. A $10 wire fee will be charged by the Fund on wire purchases of less than $1,000. Your bank may also charge wire fees for this service.

ADDITIONAL INFORMATION ABOUT PURCHASES

PURCHASE POLICIES:

     o Investments must be received and accepted in the transfer agent's offices on a business day before 4:00 PM Eastern Time to be credited to your account that day and to receive that day's share price. Otherwise, your investment will be credited to your account on the next business day and you will receive that day's share price.

     o    The  maximum  single  investment  permitted  is  $250  thousand.   Any
          individual order for more than $250 thousand must be pre-approved by the Advisor prior to making the investment or it will be rejected.

     o The Transfer Agent and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the investor's bank.

     o    The Fund reserves the right to reject an investment for any reason.


                              HOW TO REDEEM SHARES

     You may redeem any or all of your shares at will. THE FUND REDEEMS SHARES AT THE NET ASSET VALUE THEREOF NEXT DETERMINED AFTER IT HAS RECEIVED AND ACCEPTED A REDEMPTION REQUEST; HOWEVER THE REDEMPTION PROCEEDS WILL NOT BE PAID UNTIL SUCH TIME AS THE REDEMPTION REQUEST IS RECEIVED IN PROPER ORDER. Redemption requests must be received prior to the time that the net asset value per share is next determined (generally 4:00 PM Eastern Time on each day that the New York Stock Exchange is open for trading )to obtain the date of receipt net asset value.

     BY MAIL: A written request for redemption in proper order must be sent to Declaration Service Company, P.O. Box 844, Conshohocken, Pennsylvania 19428-0844. For express or registered mail, your request should be addressed to Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, Pennsylvania 19428. "Proper order" requires delivery to the Transfer Agent of:

          (1) a written redemption request signed by each registered owner in the exact names in which the account is registered, and including the account number and the number of shares or the dollar amount to be redeemed;

          (2) a signature guarantee when required (see "Signature Guarantee" page ____);and

          (3) such additional documents required to evidence the authority of the persons requesting redemption on behalf of corporations, or as executors, trustees and other fiduciaries. Redemption proceeds will not be paid until all documents, in satisfactory form, have been received by the Transfer Agent. (See "Additional Information About Redemptions" below on page ____.)

     BY TELEPHONE: Redemptions may be made by telephone, provided you have completed the Telephone Redemption Authorization section of the purchase application. Upon proper authority and instruction, redemption proceeds will be wired to the bank account set forth on the account registration or, for amounts $5,000 or less, redemptions will be mailed to the address on the account registration. There will be a charge for the bank wire. Neither the Fund nor the Transfer Agent will be responsible for acting upon instructions reasonably believed by them to be genuine. The Fund and/or its Transfer Agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (such as requiring some form of personal identification, providing written confirmations, and the tape recording of conversations). If the Fund or its Transfer Agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

SPECIAL REDEMPTION ARRANGEMENTS

     Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisors, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Fund at 1-800-___-____.

SIGNATURE GUARANTEE

     A signature guarantee is required for all redemptions greater than $5,000 or where the redemption proceeds are to be paid to another person or sent to an address other than the one of record. A signature guarantee verifies the authenticity of your signature. The guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program ( a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at 1-800-___- ____ to determine whether the entity that will guarantee the signature is an eligible guarantor.

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

     BY MAIL: If your redemption check is to be mailed, it will usually be mailed to you within 48 hours of receipt of the redemption request. The Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed to you until the check has cleared. You may avoid this inconvenience by investing by bank wire. Redemption checks may also be delayed if you have changed your address within the last 30 days. Please notify the Fund, promptly, in writing, of any change of address.

     BY WIRE: You may authorize the Fund to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption or have completed the banking information portion of the Telephone Redemption Authorization on the purchase application. Your redemption proceeds will usually be sent on the first business day following redemption. However, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the check has cleared, which may take up to seven days. There is a $10 charge to cover the wire, which is deducted from redemption proceeds.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

     (1) The share redemption price may be more or less than your cost of the shares being redeemed, depending on the per share net asset value next determined after your request is received.

     (2) A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS W4-P and must state a reason for withdrawal, as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

     (3) Excessive purchases and redemptions of Fund shares has an adverse impact on effective portfolio management as well as upon Fund expenses. The Fund has reserved the right to refuse investments from shareholders who engage in such transactions.

ACCOUNT CLOSING FEE

     In order to reduce Fund expenses, an account closing fee of $10 will be assessed against those shareholders who redeem all of the shares in their Fund account and direct that redemption proceeds be directed to them by mail or wire. This charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount.

     The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the Transfer Agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. When a shareholder closes an account, the Fund must continue to carry the account on its books, maintain the account records and complete year-end tax reporting. With no assets, the account cannot pay its own expenses and imposes an unfair burden on remaining shareholders.


                              SMALL ACCOUNTS

     Fund accounts which fall, for any reason other than market fluctuation, below $500 at any time during a month will be subject to a small account charge of $5 for that month, which is deducted the first business day following the end of each month. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the cost of maintaining shareholder accounts more equitably among shareholders.

     Active automatic investment plan, UGMA/UTMA, and retirement plan accounts will not be subject to the small account charge.

     In order to reduce expenses, the Fund may redeem all of the shares in any shareholder account (other than an active automatic investment plan, UGMA/UTMA and retirement plan accounts), if, for a period of more than three months, the account has a net value of $500 or less and the reduction in its value is not due to market action. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase the value of their accounts by investing a sufficient amount to bring the value of their accounts up to an amount greater than $500 within ninety (90) days of the date of the notice. No account closing fee will be charged to those investors whose accounts are closed under the mandatory redemption provision.


                              SHAREHOLDER SERVICES

     Declaration Service Company, P.O. Box 844, Conshohocken, PA 19428-0844, acts as transfer, shareholder servicing, and dividend paying agent for all Fund accounts. Simply write or call the Investor Information Department at 1-800-___-____ for prompt service on any questions about your account.

CONFIRMATION STATEMENTS

     Shareholders normally will receive a confirmation statement after each transaction showing the activity in the account, and an annual statement showing all transactions for the calendar year just completed.

OTHER SERVICES

     The Fund has available a number of plans and services to meet the special needs of certain investors. Plans available include, but are not limited to:

     (1)  payroll deduction plans, including military allotments;

     (2)  custodial accounts for minors;

     (3)  a flexible, systematic withdrawal plan; and

     (4) various retirement plans such as IRA, 403(b)(7), and employer-adopted, 401(k) defined benefit and defined contribution plans.

     There is an annual charge for each retirement plan fund account with respect to which a service provider acts as custodian. If this charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

     Application forms and brochures describing these plans and services can be obtained from the Transfer Agent by calling 1-800-___-____.


                          RULE 12b-1 DISTRIBUTION PLAN

     A plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for the Fund. The plan provides the Fund may pay an annual fee of up to 0.25% of the Fund's average net assets (1/12 of 0.25% monthly) for certain services which are primarily intended to result in the distribution of Fund shares. Such services include advertising, compensation of persons engaged in the sale of Fund shares, distribution of sales materials including the cost of preparing, printing and mailing such sales materials, sales representations and promotions and payments to brokers and others who are engaged in the distribution of Fund shares and who administer the accounts of shareholders. See "12b-1 Plan of Distribution" in Statement of Additional Information.


                               VALUING FUND SHARES

     The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 PM, Eastern Time) on each day that the Exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

     Securities which are traded on any exchange or on the NASDAQ over-the counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value and when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.


                             DISTRIBUTION AND TAXES

     As a shareholder you are entitled to your share of the Fund's distributed net income and any gains realized on its investments. The Funds intends to qualify as a "regulated investment company" for federal income tax purposes and intends to distribute substantially all of its net investment income and net capital gains to shareholders at least once a year or more ofter, if necessary, and to avoid paying corporate income and excise taxes. Dividend and capital gains distributions will have tax consequences you should know about.

DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

     The Fund's net investment income from dividends and interest is distributed to you at the end of the calendar year as dividends. Short-term capital gains (if any) are distributed at the end of the calendar year and are included in net investment income.

     Net realized long-term capital gains (if any) are distributed at the end of the calendar year as capital gain distributions. Before they are paid or distributed, net investment income and net long-term capital gains are included in the value of each share. After they are paid and distributed, the value of each share drops by the per-share amount of the distribution (If your dividends and distributions are reinvested, the total value of your holdings will not change).

REINVESTMENTS

     Dividends and capital gain distributions are automatically reinvested in additional shares of the Fund, unless you request the Fund, in writing or by phone, to pay dividends and distributions to you in cash.

     The reinvestment price is the net asset value at the close of business on the day the dividend or distribution is paid. Your statement will confirm the amount invested and the number of shares purchased.

     If you choose to receive your dividends and distributions in cash, you will receive cash payments only for those dividends or distributions declared after your request has been processed.

TAXES

     Dividends and distributions are subject to federal income tax and also may be subject to state and local taxes. Dividends and distributions are taxable in the year in which the Fund pays them regardless of whether you receive them in cash or they are reinvested in additional shares.

     Each January, you will receive a tax statement showing the kind and total amount of all dividends and distributions you received during the previous year. You must report dividends and distributions on your tax returns, even if they are reinvested in additional shares.

     "Buying a dividend" creates a tax liability. "Buying a dividend" means buying shares shortly before a dividend or a capital gain distribution is declared and paid on Fund shares. The amount of the dividend or distribution that you receive is fully taxable to you even though such dividend or distribution is only a return of capital.

     Redemptions proceeds may be subject to tax. If the redemption value of your Fund shares is greater than their cost, the difference is a capital gain. Your gain may be either short-term or long term.

     IMPORTANT: The foregoing tax information is a brief and selective summary of certain federal tax rules that apply to the Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.


                             MANAGEMENT OF THE FUND

TRUSTEES

     The Fund is a series of the Declaration Fund (the "Trust"), an open-end, diversified, management investment company organized as a Pennsylvania business trust. The Trust's headquarters are at 555 North Lane, Suite 6160, Conshohocken, Pennsylvania 17428-0844. The business and affairs of the Trust and of the separate series (including The Michigan Heritage Fund) within the Trust are managed by the Trust's Board of Trustees. The Trustees establish trust policies, and have certain fiduciary duties and obligations to the Trust and the separate series and their shareholders under the laws of the State of Pennsylvania and the applicable federal securities laws. Currently, the Trust is offering shares in two series: Declaration Cash Account and The Michigan Heritage Fund.

THE INVESTMENT ADVISOR

     Dickinson Asset Management, Inc. (the "Advisor"), 301 MAC Avenue, Suite 120, East Lansing, Michigan 48823, under a written investment advisory agreement with the Trust, furnishes investment advisory and management services to the Fund. The Advisor is a Michigan corporation and has been registered as an investment advisor with the U.S. Securities and Exchange Commission ("SEC") and the State of Michigan since September 1996. Prior to this date, this Firm was a sole proprietorship duly registered with the SEC and the State of Michigan in April 1995.

     Mr. C. David Dickinson, the Fund's portfolio manager, is the principal owner of and controls the Advisor and is responsible for the day-to-day investment management of the Fund. Mr. Dickinson has in excess of thirteen years of experience in the financial services industry, including eight years as a Registered Representative in the brokerage business, and two years as Principal of a Registered Investment Advisory Firm. Shareholders should understand that while Mr. Dickinson has extensive experience advising clients as to their investment strategies and managing portfolios of common stock, the Fund has no operating history and managing a mutual fund portfolio is a new position for Mr. Dickinson. Dickinson Asset Management, Inc. has been Investment Advisor to the Fund since inception.

     The Advisor furnishes an investment program for the Fund, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Fund. The Advisory Agreement with the Trust provides for the Fund to pay the Advisor a monthly management fee equal to an annual rate of 1.00% of the Fund's average daily net assets.

THE ADMINISTRATOR

     Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428-0844 ("DSC") serves as the Fund's Administrator in addition to serving as the Fund's transfer agent, shareholder servicing agent, and dividend disbursing agent.

     DSC is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

THE DISTRIBUTOR

     Declaration Distributors, Inc., 555 North Lane, Suite 6160, Conshohocken, PA 19428-0844 ("DDI" or "Distributor"), an affiliate of DSC, is the Fund's share distributor. DDI acts as sales agent in states where designated agents are required. DDI reviews and files all advertising and promotional materials, and monitors and reports to the Board of Trustees on Fund distribution plans.

     The Administration, Transfer Agent and Shareholder Services, Accounting Services, and the Distribution agreements provide for the Fund to pay DSC and DDI respectively annual fees, payable monthly, for providing the services called for by the agreements.


                               GENERAL INFORMATION

SHAREHOLDER RIGHTS

     The shares of the Fund, both of the No-Load Class and Class A, represent an interest in the Fund's assets only and in the event of liquidation, each share of the Fund would have its aliquot right to the distribution of Fund assets as every other share of the Fund.

     No annual or regular meeting of shareholders is required; however, the Trustees may call meetings to take action on matters which require a shareholder vote and other matters as to which Trustees determine a shareholder vote is necessary or desirable. Subject to Section 16(a) of the Investment Company Act of 1940, the Trustees may elect their own successors and may appoint Trustees to fill vacancies, including vacancies caused by an increase in the number of trustees by action of the Board of Trustees.

     As a shareholder, you have voting rights with respect to the management and operation of the Fund and its policies. You together with the shareholders of the other series of Declaration Fund are also entitled to vote upon matters which affect or concern Declaration Fund. You are also entitled to vote as a class, exclusively, on matters which affect only your class. You are entitled to one vote for each whole share, and fractional votes for any fractional shares held. Shares of the Fund do not have cumulative voting rights. The Fund's shares are fully paid and non-assessable, have no pre-emptive or subscription rights, and are fully transferable, with no conversion rights.

     The Fund issues another Class of shares which invest in the same portfolio as the Class A shares and such Class may have different sales charges and other expenses which may affect performance. Investors may call 1-800-________ to obtain more information concerning the other Class. Investors may also obtain information concerning the other Class through their sales representative or securities broker which is offering or making available to them the securities offered in the prospectus.


                             PERFORMANCE INFORMATION

     From time to time, in advertisements or in reports to shareholders or prospective shareholders, the Fund may compare its performance, in terms of its total return, to that of other mutual funds with similar investment objectives and to stock or other indices. For example, the Fund may compare its performance to rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), a widely recognized independent service which monitors the performance of mutual funds, to Morningstar's Mutual Fund Values, or to the Consumer Price Index. Performance information and rankings as reported in Changing Times, Business Week, Institutional Investor, the Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune and Barrons may also be used in comparing performance of the Fund. Performance comparisons shall not be considered as representative of the future performance of the Fund.

     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return for differing periods computed in the same manner but without annualizing the total return.

     The standard total return results may not take into account recurring and non-recurring charges for optional services which only certain shareholders elect and which involve nominal fees such as a fee for small balances and redemptions. These fees have the effect of reducing the actual return realized by shareholders.

                             MICHIGAN HERITAGE FUND
                               INVESTMENT ADVISOR
                        Dickinson Asset Management, Inc.
                            301 MAC Avenue, Suite 120
                          East Lansing, Michigan 48823

                         ADMINISTRATOR & TRANSFER AGENT
                           Declaration Service Company
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428

                                   DISTRIBUTOR
                         Declaration Distributors, Inc.
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428

                                 CUSTODIAN BANK
                                 Star Bank, N.A.
                                425 Walnut Street
                                    M.L. 6118
                             Cincinnati, Ohio 45202

                             INDEPENDENT ACCOUNTANTS
                               Sanville & Company
                               1514 Old York Road
                               Abington, PA 19001


      Be sure to retain this prospectus. It contains valuable information.



     No person has been authorized to give any information or to make any representations not contained in this Prospectus, or the Fund's Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offering by the Fund in any jurisdiction in which such offering may not lawfully be made.

                   PART B: STATEMENT OF ADDITIONAL INFORMATION
                           THE MICHIGAN HERITAGE FUND
                        A SERIES OF THE DECLARATION FUND

                       STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information is not a Prospectus but should be read in conjunction with the Fund's Prospectus dated _______ ___, 1998 (the "Prospectus") which may be obtained from Declaration Service Company ("DSC" or the "Administrator"), P.O. Box 844, Conshohocken, Pennsylvania 19428-0844.


             THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS


                                _______ ___, 1998

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


          GENERAL INFORMATION ....................................  3
          INVESTMENT OBJECTIVES AND POLICIES .....................  3
          INVESTMENT LIMITATIONS .................................  3
          PORTFOLIO TRANSACTIONS .................................  5
          MANAGEMENT OF THE FUND .................................  6
          INVESTMENT ADVISORY SERVICES ...........................  7
          ADMINISTRATOR SERVICES .................................  8
          TRANSFER AGENCY AND OTHER SERVICES .....................  9
          RULE  12b-1 DISTRIBUTION PLAN ..........................  9
          ADDITIONAL INFORMATION ON REDEMPTIONS .................. 10
          CALCULATION OF PERFORMANCE DATA ........................ 10
          TAX STATUS ............................................. 11
          CUSTODIAN .............................................. 12
          INDEPENDENT ACCOUNTANTS ................................ 12

                               GENERAL INFORMATION

     The Michigan Heritage Fund ("the Fund") was organized as a series of Declaration Fund (the "Trust") on February 10, 1997. The Trust is an open-end, diversified, management investment company, organized as a Pennsylvania Business Trust. The Board of Trustees of the Trust has approved the issuance of Fund shares in two classes, the No Load Class and Class A.

     Shareholder meetings will be held when required by the Investment Company Act of 1940, as amended, (the "1940 Act").

     On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares). Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.


                       INVESTMENT OBJECTIVES AND POLICIES

     The following information supplements the discussion of the investment objectives and policies of the Fund in the Fund's Prospectus.


                             INVESTMENT LIMITATIONS

     Fundamental Limitations. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental; i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment limitations which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (See "Non-Fundamental Limitations," below).

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset icoverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. Senior securities will not be issued with respect to the Fund. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the 1940 Act as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff and (b) as described in the Prospectus and this Statement of Additional Information.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     With respect to the percentages adopted by the Fund as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Fund, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said limitations, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental Limitations. The following limitations have been adopted with respect to the Fund and are Non-Fundamental.

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

     3. Short Sales. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

     4. Options. The Fund will not purchase or sell puts, calls, options, straddles or futures contracts.

     5. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale or other illiquid securities.


                             PORTFOLIO TRANSACTIONS

     Subject to such policies as may be established, from time to time, by the Board of Trustees of the Trust, the Advisor is responsible for portfolio decisions concerning the Fund and placing the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services respecting the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines, in good faith, that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by effecting securities transactions on behalf of the Fund may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

     While it is not practicable and in the best interests of the Fund to solicit competitive bids for commission rates on each portfolio transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     To the extent that the same security is sought on behalf of the Fund and another of the Advisor's clients at about the same time, a securities position as large as is desired may not be available and the Fund may have to pay a higher price for the security. Similarly, the Advisor on behalf of the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions on behalf of the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.


                             MANAGEMENT OF THE FUND

     The Trustees and Officers of the Trust, and their principal occupations are set forth below.

Authur S. Filean
Age 59
Trustee

     Mr. Filean is a Trustee of Declaration Trust. Mr. Filean has served as a Trustee of Declaration Fund during the period from December 8, 1988 to the present. From 1983 to 1990, Mr. Filean served as a Second Vice President of Principal Mutual Life Insurance Company. From 1976 to the present, he has served as Secretary of the mutual funds making up the Princor Mutual Fund Group: he is currently Vice President and Secretary of each of the Princor Funds. From 1981-1986 he served as President, Treasurer and Director of Princor Financial Services Corporation (a principal underwriter and dealer for mutual funds).

Stephen B. Tily, III
Age 60
Chairman of the Board, President and Trustee

     Mr. Tily is a Trustee of Declaration Fund. Mr. Tily has served as a Trustee of Declaration Trust during the period from September, 1988 to the present. He served as President of Declaration Fund from December, 1988 to December, 1997. From 1983 to December, 1988 he served as Vice President of Declaration Trust. From 1983 to August 1997, he served as Chairman of the Board of Directors and Secretary of Declaration Investment Advisors, Inc., (the investment manager of Declaration Cash Account, a series of Declaration Trust) and as Chairman of the Board of Declaration Holdings, Inc. (the then parent company of Declaration Investment Advisors, Inc.). From 1981 to January 1, 1992, Mr. Tily served as President, Chief Executive Officer and a Director of Delaware Charter Guarantee & Trust Company. He became Chairman and Chief Executive officer of Delaware
Charter Guarantee & Trust Company on January 1, 1992. From 1977 to 1981 he served as Chief Operating Officer and a Director of that Company. Effective December 31, 1993, Mr. Tily terminated his relationship with Delaware Charter Guarantee and Trust Company.

Thomas S. Stewart, II
Age 59
Trustee

     Mr. Stewart became a Trustee of Declaration Trust in 1994. Prior to his retirement, Mr. Steward acted as Chairman of Provident Capital Management Inc. and Advanced Investment Management, Inc. (investment management firms) during the period from 1986 until 1994. During the period, 1986-1989, Mr. Stewart served as Executive Vice President of Provident National Bank, Philadelphia, Pennsylvania and as Manager of the Bank's Trust Division. He was formerly Chairman of both the Executive Committee and the Asset Management Committee of the Trust and Investment Management Division of the American Bankers Association, President of the Corporate Fiduciaries Association of Philadelphia, and a Director of Philadelphia Financial Analysts, Inc.

Terence P. Smith
Age 51
President

     Mr. Smith has served as President of Declaration Trust since December, 1997. From September, 1988 to the present, Mr. Smith has served as President, and Chief Operating Officer of the companies of the Declaration Group. From August, 1997 to the present, he serves as a Director of Declaration Holdings, Inc. and of each of the constituent companies of the Declaration Group of Companies. From September, 1987 to September, 1988 he served as Vice President-Operations of Declaration Holdings, Inc. (the then parent company of Declaration Fund). From 1984 to 1987 Mr. Smith was Executive Vice President of Review Management Corp. (investment manager for the former Over-The-Counter Securities Group, Inc. and the distributor of its shares.) From 1981 to 1984 he served on the tax and audit staff of the Philadelphia office of Peat Marwick Main & Co. (international accounting firm). Mr. Smith is a certified public accountant.

* This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.


                          INVESTMENT ADVISORY SERVICES

     Dickinson  Asset  Management,  Inc.  an  investment  management  firm  (the
"Advisor"), pursuant to a written Advisory Agreement, provides investment advisory and management services to the Fund. It will compensate any trustees and officers of the Trust who are also employees, officers and directors of the Advisor or its affiliates.

     The Advisory Agreement was approved by the Board of Trustees of the Trust (including by a majority of the non-interested Trustees) at a meeting held on February 27, 1997 and by the Fund's sole shareholder on the same day. The Advisory Agreement will continue in effect until February 19, 1999 and, from year to year thereafter, as long as it is approved at least annually either (i) by a vote of a majority of the outstanding voting securities of the Fund or by the Board of Trustees of the Trust, including by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned.

     C. David Dickinson is the President, Secretary/Treasurer and the sole Director of Dickinson Asset Management, Inc. He owns a majority of the Company's outstanding voting securities. The only other person owning more than 5% of the Company's outstanding voting securities is Lee J. Hammond, who owns 6%.

     The Advisor may also act as an investment advisor or administrator to other persons, entities and corporations, including other investment companies.

     For more information, see "Management of the Fund" in the Prospectus.


                             ADMINISTRATOR SERVICES

     Declaration Service Company ("DSC" or "Administrator") provides day-to-day administrative services to the Fund. As described in the Fund's Prospectus, the Administrator will provide the Fund with office space, facilities and simple business equipment, and will generally administer the Fund's business affairs and provide the services of executive and clerical personnel for administering the affairs of the Fund. It will compensate any Trustees and officers of the Trust who are also employees, officers and directors of the Administrator or its affiliates.

     The Board of Trustees of the Trust (including a majority of the non-interested Trustees) approved the Administration Agreement, dated February 19, 1997, with DSC. The terms of the Administration Agreement provide that it will continue initially for two years, and from year to year thereafter as long as it is approved at least annually by a vote of a majority of the Board of Trustees of the Trust. The Administration Agreement may be terminated on 90 days' written notice by either party prior to commencement of a renewal date and will terminate automatically if it is assigned.

     For more information, see "Management of the Fund" in the Prospectus.

     The Trust pays out of the assets of the Fund all other expenses for the Fund's operations and activities. The expenses borne by the Fund include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditors' expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the administrative fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, expenses for preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, typesetting of prospectuses and periodic reports and expenses of mailing them to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Fund, and any other charges and fees not specifically enumerated.


                       TRANSFER AGENCY AND OTHER SERVICES

     In addition to the services performed for the Fund under the Administration Agreement, DSC provides transfer agent and dividend disbursement agent services pursuant to the Transfer Agency and Shareholder Services Agreement, as described in the Fund's Prospectus under Management of the Fund. In addition, bookkeeping and accounting services are also provided. The Board of Trustees approved the Transfer Agency and Accounting Services Agreement, effective February 19, 1997, with the same duration and termination provisions as the Administration Agreement.


                          RULE 12b-1 DISTRIBUTION PLAN

     As described under the caption "12b-1 Fee" in the Fund's Prospectus, on February 19, 1997 the Trustees approved The Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"). The Distribution Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, which includes the cost of printing and distribution of prospectus and promotional materials; making slides and charts for presentations; assisting shareholders and prospective investors in understanding and dealing with the Fund; and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

     Expenses which the Fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. On an annual basis the Distribution Plan is reviewed by the Board of Trustees as a whole, and the Trustees who are not interested persons as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Distribution Plan ("Qualified Trustees"). In their review of the Distribution Plan, the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and in light of their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act, there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees, or by vote of a majority of the outstanding shares of the Fund.

     The provisions of the Plan are severable for each Class of shares. The Trustees must make a finding for each Class that the Plan represents a reasonable likelihood of benefit to the Fund and its shareholders. Further, shareholder approval by the outstanding voting securities of each Class is required when Rule 12b-1 requires approval by a majority of the outstanding voting securities.


                             DISTRIBUTION AGREEMENT

     On February 19, 1997, in light of and subject to the Distribution Plan, the Fund entered into a Distribution Agreement with Declaration Distributors, Inc. ("DDI"), an affiliate of DSC as described in the Fund's Prospectus under Management of the Fund. The terms of the Distribution Agreement provide that it will continue for an initial period of two years and from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the Board of Trustees of the Trust, and including a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned.


                             ALLOCATION OF EXPENSES

     Those of the above described expenses which relate to the distribution of the shares of a Class or the services provided to that Class shall be allocated and paid by that Class; other expenses shall be allocated among different classes in different amounts to the extent that they are incurred by one Class in a different amount or reflect differences in the amount or kinds of services that different Classes receive, and expenses that are not assigned or assignable to a specific Class shall be allocated based on net assets.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

                       SUSPENSION OF REDEMPTION PRIVILEGES

     The Fund may suspend redemption privileges or postpone the date of payment upon redemption for up to seven days, except during any period (1) when the New York Stock Exchange is closed, other than for customary weekend and holiday closing, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"), (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable to dispose of the Fund's securities it or not reasonably practicable to fairly determine the value of the Fund's assets, or (3) as the SEC may otherwise permit.


                         CALCULATION OF PERFORMANCE DATA

TOTAL RETURN

     The Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                P(1 + T)n = ERV

Where:  P    =  a hypothetical initial payment of $1,000
        T    =  average annual total return
        n    =  number of years (exponential number)
        ERV  =  ending redeemable value of a hypothetical $1,000
                payment made at the beginning of the 1, 5 or 10 year periods at the end of the year or period;

     The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

NONSTANDARDIZED TOTAL RETURN

     The Fund may provide the above described standard total return results for a period which ends as of not earlier than the most recent calendar quarter end and which begins either twelve months before or at the time of commencement of the Fund's operations. In addition, nonstandardized total return results may be provided with respect to the Fund for differing periods, such as for the most recent six month period. Such nonstandardized total return is computed as otherwise described under "Total Return" except that no annualization is made.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to mutual funds with similar investment objectives.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets.

     For more information, see "Performance Information" in the prospectus.


                                   TAX STATUS

TAXATION OF THE FUND

     As stated in its Prospectus, it is the intention to qualify the Fund as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund will not be liable for federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that at least 90% of the Fund's net investment income and net short-term capital gain for the taxable year is distributed.

     To qualify as a regulated investment company, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year. It is anticipated that the Advisor may be required to adjust the composition of the Fund's portfolio at the end of each quarter in order to qualify as a regulated investment company.

     The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its net capital gains for the twelve-month period ending on October 31 of the calendar year and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE SHAREHOLDER

     Taxable distributions generally are included in a shareholder's gross income for the tax year in which they are received. However, dividends declared in October, November or December of a particular year and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if dividend is paid during the following January. To the extent net investment income of the Fund arises from dividends on domestic common or preferred stock, some of the Fund's distributions may qualify for the 70% corporate dividends-received deduction. All Shareholders will be notified annually regarding the tax status of distributions received from the Fund.

     Distributions by the Fund will result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing the Fund's shares just prior to a distribution may receive a return of investment upon distribution which will nevertheless be taxable to them.

     A shareholder of the Fund should be aware that a redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long term capital gain recognized.

OTHER TAX CONSIDERATIONS

     Distributions to shareholders may be subject to additional state, local and non-U.S. taxes, depending on each shareholder's particular tax situation. Shareholders subject to tax in certain states may be exempt from state income tax on Fund distributions to the extent such distributions are derived from interest on direct obligations of the United States Government. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in shares of the Fund.


                                    CUSTODIAN

     Star Bank, N.A. serves as Custodian of The Michigan Heritage Fund's assets. The Custodian acts as the depository of the Fund's assets, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


                             INDEPENDENT ACCOUNTANTS

     Sanville & Company, 1514 Old York Road, Abington, PA 19001, has been selected as independent accountants for Declaration Fund for the fiscal year ending December 31, 1998. Sanville & Company performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

                          INDEPENDENT AUDITOR'S REPORT



To the Shareholders and
Board of Trustees of the
  Michigan Heritage Fund

     We have audited the accompanying statement of assets and liabilities assets of The Michigan Heritage Fund including the schedule of investments as of December 31, 1997, and the related statements of operations, and the financial highlights for the period July 27, 1997 (commencement of investment operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In  our  opinion,  the  financial  statements,   schedule,   and  financial
highlights referred to above present fairly, in all material respects, the financial position of The Michigan Heritage Fund as of December 31, 1997, the results of its operations and the changes in net assets, and the financial highlights for the period July 27, 1997 (commencement of investment operations) to December 31, 1997, in conformity with generally accepted accounting principles.





Abington, Pennsylvania
February 13, 1998                                   Certified Public Accountants

                           THE MICHIGAN HERITAGE FUND
                           --------------------------
                             Schedule of Investments
                             -----------------------
                                December 31, 1997
                                -----------------

COMMON STOCKS                                       Shares                Value
                                                   --------              -------

BASIC INDUSTRIES (4.7%)
-----------------------
Dow Chemical Co.                                       85               $  8,628
     Rouge Industries, Inc. Cl A*                     470                  5,699
                                                                        --------
                                                                          14,327
                                                                        --------
HEALTH CARE (14.8%)
-------------------
     Novartis A.G., ADR*                              100                  8,125
     Pharmacia & Upjohn, Inc.*                        220                  8,058
     Perrigo Co.*                                     985                 13,174
     Neogen Corp.*                                    700                  7,963
     Stryker Corp.                                    200                  7,450
                                                                        --------
                                                                          44,770
                                                                        --------
MANUFACTURING (24.1%)
---------------------
     Whirlpool Corp.                                  125                  6,875
     Ford Motor Co.                                   170                  8,277
     General Motors Corp.                             120                  7,275
     Gentex Corp.*                                    320                  8,600
     SPX Corp.*                                       134                  9,246
     Champion Enterprises, Inc.*                      420                  8,636
     Phillip Morris Cos., Inc.                        180                  8,156
     United Technologies Corp.                         97                  7,063
     Raytheon Co.*                                      8                    378
     Masco Corp.                                      175                  8,903
                                                                        --------
                                                                          73,409
                                                                        --------
TECHNOLOGY (5.4%)
-----------------
     Intel Corp.*                                     105                  7,376
     Perceptron Inc.*                                 420                  9,083
                                                                        --------
                                                                          16,459
                                                                        --------
ENERGY (12.4%)
--------------
     Williams Cos., Inc.                              330                  9,364
     Ultramar Diamond Shamrock Corp.*                 250                  7,969
     CMS Energy Corp.                                 220                  9,694
     MCN Energy Group, Inc.                           260                 10,498
                                                                        --------
                                                                          37,525
                                                                        --------

                       See notes to financial statements.

                           THE MICHIGAN HERITAGE FUND
                           --------------------------
                             Schedule of Investments
                             -----------------------
                                December 31, 1997
                                -----------------

COMMON STOCKS (CONTINUED)                           Shares                Value
                                                   --------              -------

FINANCIAL (9.6%)
----------------
     Capitol Bancorp Ltd.                             385                 11,839
     Old Kent Financial Corp.                         240                  9,510
     Taubman Centers, Inc.                            600                  7,800
                                                                        --------
                                                                          29,149
SERVICES (15.7%)
----------------
     LCI International Inc.*                          307                  9,440
     Worldcom, Inc.*                                  225                  6,806
     Kelly Services Inc. Cl A                         210                  6,300
     Arbor Drugs Inc.                                 450                  8,325
     Borders Group, Inc.*                             283                  8,861
     Dayton Hudson Corp.*                             115                  7,763
                                                                        --------
                                                                          47,495
LEISURE/AMUSEMENT (4.3%)
------------------------
     Penske Motorsports Inc.*                         525                 13,059
                                                                        --------

           Total Common Stocks (91.0%)                                   276,193
               (Cost $270,133)

           Other assets - Net (9.0%)                                      26,844
                                                                        --------

           NET ASSETS (100%)                                            $303,037
                                                                        ========

*  Non - Income Producing.

                       See notes to financial statements.

                           THE MICHIGAN HERITAGE FUND
                           --------------------------
                       Statement of Assets and Liabilities
                       -----------------------------------
                                December 31, 1997
                                -----------------


ASSETS
Investment in securities, at current value (cost $270,130)            $ 276,190
Cash                                                                     29,579
Receivables:
  Dividends                                                                 336
  Due from Advisor                                                       17,614
  Prepaid insurance                                                         310
                                                                      ---------

           Total assets                                                 324,029

LIABILITIES
Accounts payable and accrued expenses                                    20,992
                                                                      ---------

          Total liabilities                                              20,992
                                                                      ---------

NET ASSETS                                                            $ 303,037
                                                                      =========

Net assets consist of:
   Paid-in capital                                                    $ 298,290
   Accumulated net realized gain from investments                            10
   Net unrealized appreciation on investments                             6,060
   Accumulated net investment loss                                       (1,324)
                                                                      ---------

          NET ASSETS (for 29,880 shares outstanding)                  $ 303,037
                                                                      =========

NET ASSET VALUE PER SHARE                                             $   10.14
                                                                      =========

                       See notes to financial statements.

                           THE MICHIGAN HERIGATE FUND
                           --------------------------
                             Statement of Operations
                             -----------------------
     For the period July 27, 1997 (commencement of investment operations) to
     -----------------------------------------------------------------------
                                December 31, 1997
                                -----------------


INVESTMENT INCOME
     Dividend income                                                   $  1,116
     Interest Income                                                        639
                                                                       --------

          Total Income                                                    1,754
                                                                       --------

EXPENSES
     Investment advisory fees (Note 2)                                      854
     Administrative fees                                                 18,804
     Accounting service fees                                              9,402
     Transfer agent fees                                                  7,694
     Registration fees                                                      749
     Custodian fees                                                       1,538
     Legal fees                                                           2,137
     Audit fees                                                           5,199
     Trustees' fees and expenses                                            157
     12 B-1 Fees                                                            213
     Insurance expense                                                        8
     Miscellaneous                                                        1,992
                                                                       --------

          Total expenses before reimbursement                            48,747
          Expense reimbursement by advisor (Note 2)                     (45,669)
                                                                       --------

            Net expenses                                                  3,078
                                                                       --------

NET INVESTMENT INCOME                                                    (1,324)
                                                                       --------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:
            Net realized gain on investments                                 10
            Net change in unrealized appreciation of investments          6,060
                                                                       --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                           6,070
                                                                       --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  4,746
                                                                       ========


                       See notes to financial statements.

                           THE MICHIGAN HERITAGE FUND
                           --------------------------
                       Statement of Changes in Net Assets
                       ----------------------------------
          For the period July 27, 1997 (commencement of operations) to
          ------------------------------------------------------------
                                December 31, 1997
                                -----------------


INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

      Net investment loss                                  $  (1,324)
      Net realized gain from investments                          10
      Net change in unrealized appreciation
          of investments                                       6,061
                                                           ---------

              Net increase in net assets resulting
                  from operations                              4,747
                                                           ---------

      From capital share transactions*                       298,290
                                                           ---------

Net increase in net assets                                   303,037
Net assets at beginning of period                                 --
                                                           ---------

Net assets at end of period                                $ 303,037
                                                           =========





*  Analysis of fund share transactions
                                                 Shares                  Amount
                                                 ------                 --------

      Share Sold                                 29,880                 $298,290
      Reinvestment of dividends                      --                       --
      Shares Redeemed                                --                       --
                                                 ------                 --------

           Net increase                          29,880                 $298,290
                                                 ======                 ========


                       See notes to financial statements.

                           THE MICHIGAN HERITAGE FUND
                           --------------------------
                              Financial Highlights
                              --------------------
  (Selected data for a share of capital stock outstanding through each period)
  ----------------------------------------------------------------------------

                                                                 For the period
                                                                 July 27, 1997
                                                                 (commencement
                                                                 of Investment
                                                                 operations) to
                                                                  December 31,
                                                                      1997
                                                                 --------------

Net asset value, beginning of period                                 $ 10.00
                                                                     -------

Income from investment operations:
      Net investment income                                             (.04)
      Net realized and unrealized gain
         on investments                                                 0.18
                                                                     -------

Total from investment operations                                        0.14
                                                                     -------


Less Distributions to shareholders:
     Net realized gain on investments sold                                --
                                                                     -------

Total distributions                                                       --
                                                                     -------

Net asset value, end of period                                       $ 10.14
                                                                     =======

Total investment return                                                 1.40%


Ratios/Supplemental Data:
     Net assets, end of period (000's)                               $   303
     Ratio of expenses to average net assets**                          2.18%*
     Ratio of net investment income to average net assets**            -0.94%*
     Portfolio turnover rate                                            0.00%


 *   Ratios for period of less than one year are annualized.
** Net investment income is net of expenses reimbursements and fee waivers $1.52 share Had such reimbursements not been made, the annualized expense ratio would have been 34.48% and the annualized net investment income ratio would have been (35.73%).


                       See notes to financial statements.

                           THE MICHIGAN HERTIAGE FUND
                           --------------------------
                          Notes to Financial Statements
                          -----------------------------
                                December 31, 1997
                                -----------------


1.   ORGANIZATION AND SIGNIFICANT ACCOUNT POLICIES

     Organization: The Michigan Heritage Fund is a newly organized, diversified investment company that consists of one portfolio (the "Fund") and is a series of The Declaration Fund, a Pennsylvania business trust. The Fund is registered under the Investment Company Act of 1940. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles for regulated investment companies.

     The following is a summary of accounting policies followed by the Fund.

     Security Valuation: Securities are valued at the last reported sales price, in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the supervision of the Company's Board of Trustees in accordance with methods have been authorized by the Board. Short term debt obligations with with maturities of 60 days or less are valued at amortized cost which approximates market value.

     Security Transactions and Investment Income: Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost bases. Dividend income is recorded on the ex-dividend date Interest income is determined on the accrual basis. Discount on fixed income securities is amortized.

     Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

     Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

2.   MANAGEMENT FEE

     Under the terms of the investment management agreement, the Adviser has agreed to provide the Fund investment management services and be responsible for the day to day operations of the fund. The Advisor will receive a fee, for the performance of its services at an annual rate of 1% of the average daily net assets. The fee will be accrued daily and paid monthly. The Advisor had agreed to limit the Fund's expenses to 3.50% of the Fund's average daily net assets. The actual expense ratio for the period ended December 31, 1997 was 2.18%. The Advisor reimbursed the Fund and waived fees and expenses totaling $45,669 for the period ended December 31, 1997.

                           THE MICHIGAN HERTIAGE FUND
                           --------------------------
                          Notes to Financial Statements
                          -----------------------------
                                December 31, 1997
                                -----------------


3.   INVESTMENT TRANSACTIONS

     Purchases  and  sales  of  investment   securities   (excluding  short-term
     securities) for the period ended December 31, 1997 were $270,130 and $0, respectively.

     At December 31, 1997 net  unrealized  appreciation  for Federal  income tax purposes aggregated $6,060 of which $20,444 related to unrealized appreciation and $14,384 related to unrealized depreciation. The cost of investments at December 31, 1997 for Federal income tax purposes was $270,130.

                                  PART C

                            OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

          (a) Financial Statements in Prospectus of Declaration Fund/ The Michigan Heritage Fund

               Financial Highlights - Period 7/27/97 (Commencement of Investment Operations) to 12/31/97

          (b) Financial Statements in Statement of Additional Information which relate to Declaration Fund/The Michigan Heritage Fund

               Statement of Assets and Liabilities - December 31, 1997

               Statement of Operations - December 31, 1997

               Statement of Changes in Net Assets - For the period July 27, 1997 (Commencement of Operations) to December 31, 1997

               Notes to Financial Statements - December 31, 1997

               Schedule of Investments - December 31, 1997

          (c)  Exhibits:                                           Exhibit No.:

               (1) Copies of the Charter as now in effect;
                   Copy of Declaration of Trust, as amended                1(H)

               (2) Copies of the existing bylaws or instruments
                   corresponding thereto:

                   Copy of Bylaws, as amended.                             2(H)

               (3) Copies of any voting trust agreement with               none
                   respect to more than 5 percent of any class of equity securities of the Registrant.

               (4) Specimen of copy of each security issued by
                   the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities and copies of each security being registered;

                   Copy of Share Certificate                               4(A)

              (5) Copies of all investment advisory contracts relating to the management of the Assets of the Registrant;

                   Copy of Investment Management Agreement              5a.1(C)
                   between the Registrant and Declaration Investment
                   Advisors, Inc. dated December 8, 1988

                   Amendment No. 1 to Agreement dated May 15, 1990      5a.2(J)

                   Copy of Advisory Agreement between the Registrant      5b(H)
                   with respect to The Michigan Heritage Fund and Dickinson Asset Management, Inc. dated
                   February 19, 1997.

               (6) Copies of each underwriting or distribution contract
                   between the Registrant and a principal underwriter, and specimens of copies of all agreements between principal underwriters and dealers.

                   Copy of Agreement Pursuant to Plan of Distribution     6a(J)
                   between the Registrant with respect to Delcaration
                   Cash Account and Declaration Distributors, Inc.
                   dated April 22, 1992.

                   Copy of Distribution Agreement between the           6b.1(H)
                   Registrant with respect to The Michigan
                   Heritage Fund and Declaration Distributors,
                   Inc. dated February 19, 1997.

                   Copy of Amendment No. 1 to Distribution Agreement    6b.2(J)
                   dated December 19, 1997.

               (7) Copies of all bonus, profit sharing, pension or other   none
                   similar arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof.

               (8) Copies of all custodian agreements and depository
                   contracts under section 17(f) of the 1940 Act with respect to securities and similar investments;

                   Copy of Custodian Agreement, dated February 26,      8a.1(D)
                   1990, between the Registrant with respect to Declaration Cash Account and CoreStates Bank,
                   N.A., (formerly Philadelphia National Bank)

                   Form of Amendment to Custodian Agreement             8a.2(G)

                   Copy of Custodian Agreement, dated July 8,             8b(J)
                   1997 between the Registrant with respect to The
                   Michigan Heritage Fund and Star Bank, N.A.

                   Compensation Schedule                                   8b.1

               (9) Copies of all material contracts not made in the
                   ordinary course of business which are to be performed in whole or in part at or after the date of the filing of the Registration Statement;

                   Copy of Transfer Agency and Shareholder              9a.1(D)
                   Service Agreement dated January 1, 1989 between
                   Registrant with respect to Declaration Cash
                   Account and Declaration Service Company

                   Copy of Amendment No. 1 to Transfer Agency           9a.2(G)
                   Agreement dated May 15, 1990 with respect to Declaration Cash Account.

                   Copy of Transfer Agency and Service                    9b(I)
                   Agreement Dated February 19, 1997 between the Registrant for The Michigan Heritage
                   Fund and Declaration Service Company.

                   Copy of Accounting Services Agreement                  9c(I)
                   dated February 19, 1997 between the
                   Registrant with respect to The Michigan Heritage
                   Fund and Declaration Service Company.

                   Copy of Administration Agreement dated                 9d(I)
                   February 19, 1997 between the Registrant with respect to The Michigan Heritage Fund and Declaration Service Company.

              (10) An opinion and consent of counsel as to the
                   legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

                   Copy of opinion and consent of counsel
                   attached as an Exhibit to Rule 24f-2 Notice filed by Registrant on February 28, 1997 relating to Declaration Cash Account and incorporated herein by reference.

                   Copy of opinion and consent of counsel                10a(J)
                   relating to The Michigan Heritage Fund

                   Copy of Opinion of Sanville and Company                10b.1
                   Independant Public Accountants dated
                   February 13, 1998

                   Copy of Consent of Sanville and Company                10b.2

              (11) Copies of any other opinions, appraisals.               None

              (12) All financial statements omitted from Item 23.          None

              (13) Copies of any agreements or understandings made         None
                   in consideration for providing the initial capital between and among the Registrant, the Underwriter, advisor, promoter, or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling.

              (14) Copies of model plan used in the establishment of       None
                   any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith.

              (15) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan;

                   Copy of Plan of Distribution adopted by             15a.1(C)
                   Registrant dated December 8, 1988 relating to
                   Declaration Cash Account.

                   Copy of Amendment to Plan of Distribution dated     15a.2(F)
                   May 15, 1990.

                   Copy of Distribution Plan of The Michigan           15b.1(I)
                   Heritage Fund pursuant to Rule 12b-1 dated
                   February 27, 1997

                   Copy of Amendment No. 1 to Distribution Plan        15b.2(J)
                   dated December 19, 1997.

              (16) Schedule for compensation of each performance
                   quotation provided in the Registration Statement in response to Item 22 (which need not be audited);

                   Computations of a $1,000 Hypothetical Investment      16a(I)
                   Declaration Fund - The Michigan Heritage Fund series;

              (17) A Financial Data Schedule meeting the                  Ex.27
                   requirements of Rule 485 under the Securities
                   Act of 1933

              (18) Copies of any plan entered into pursuant to
                   Rule 18f-3 under the 1940 Act

                   Plan of Michigan Heritage Fund for the Issuance        18(J)
                   of Shares in Classes

(A) This Exhibit formed part of Post-Effective Amendment No. 1 that was filed with the Commission on March 3, 1982.

(C) This Exhibit formed part of Post-Effective Amendment No. 13 that was filed with the Commission on March 20, 1989.

(D) This Exhibit formed part of Post-Effective Amendment No. 15 that was filed with the Commission on March 1, 1990.

(F) This Exhibit formed part of Post-Effective Amendment No. 17 that was filed with the Commission on February 15, 1991.

(G) This Exhibit formed part of Post-Effective Amendment No. 19 that was filed with the Commission on April 30, 1992.

(H) This Exhibit formed part of Post-Effective Amendment No. 26 that was filed with the Commission on February 29, 1997.

(I) This Exhibit formed part of Post-Effective Amendment No. 27 that was filed with the Commission on March 11, 1997.

(J) This Exhibit formed part of Post Effective Amendment No. 28 that was filed with the Commission on January 14, 1998.

Item 25.  Persons Controlled by or Under Common Control with Registrant

Item 26. Number of Holders of Securities

                                                Number of Record Holders
          Title of Class                        As of December 31, 1997
          ----------------                      ------------------------
          Common Capital Stock
          The Michigan Heritage Fund Series
               a) The No-Load Class                         72
               b) Class A                                 None

Item 27.  Trustee Liability and Indemnification

          Liability to third parties for any act, omission or obligation of a Trustee when acting in such capacity shall extend to the whole trust estate or so much thereof as may be necessary to discharge such liability but personal liability shall not attach to the Trustee or the beneficiaries of the Trust for any such act, omission or liability. The provisions of Subchapter B of Chapter 5 of the Pennsylvania Business Corporation Law (relating to indemnification and corporate directors' liability) shall be applicable to the Trustees of the Trust.

          Indemnification of Trustees and Officers and Insurance

          (a) The Trust shall have the power to purchase and maintain insurance on behalf of any person who is or was a Trustee or officer of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted agonist him and incurred by him in any such capacity, or arising out of this status as such, whether or not the Trust would have the power to indemnify him against such liability under the provisions of this Section.

          (b) No indemnification or other protection shall be made or given to any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders (i) to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) which would violate the provisions of Section 17(h) or (i) of the Act as those provisions may be amended from time to time, together with the Rules and Regulations of the Commission adopted thereunder.

Item 28.  Business and Other Connections of Investment Advisor

          Dickinson Asset Management, Inc. 301 MAC Avenue, East Lansing, Michigan 48823 serves as investment manager to The Michigan Heritage Fund and that is its primary occupation, currently. Reference is made to page ____ of the Statement of Additional Information for a listing of the principal officers and directors of Dickinson Asset Management, Inc.


Item 29.  Principal Underwriters

          Declaration Distributors, Inc. serves as Principal Underwriter of Delaration Fund with respect to Declaration Cash Account series and Michigan Heritage Fund series pursuant to written Agreements dated, respectively, April 22, 1992 and February 19, 1997.

Item 30.  Location of Accounts and Records

     The records of Declaration Fund and those with respect to Declaration Cash Account and those with respect to Michigan Heritage Fund are maintained at 555 North Lane, Suite 6160, Conshohocken, Pennsylvania except for those relating to the custodianship of the assets of Declaration Cash Account which are located at CoreStates Bank, N.A., 1339 Chestnut Street, Philadelphia, PA 19101 and of the assets of Michigan Heritage Fund which are located at Star Bank, N.A., 425 Walnut Street, M.L. 8118, Cincinnati, Ohio 45202.

Item 31.  Management Services

Item 32.  Undertakings

          (a) Registrant agrees that the Trustees of Declaration Fund will promptly call a meeting of shareholders for the purpose of acting upon the question of removal of a trustee or trustees, when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

          (b) The Fund undertakes to furnish to each person to whom a prospectus is delivered with a copy of the Fund's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, and has duly caused this Post-Effective Amendment No. 29 to its Registration Statement under the Investment Company Act of 1940, to be signed on its behalf of the Undersigned, thereunto duly authorized, in Conshohocken, Pennsylvania on the 6th day of March 1998.

                                        DECLARATION FUND

                                        BY: /s/ Terence P. Smith
                                            -----------------------------
                                                      President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

      SIGNATURE                TITLE                        DATE
      ---------                -----                        ----

/s/ Stephen B. Tily, III
--------------------------    Trustee                  March 6, 1998
   Stephen B. Tily, III

/s/ Arthur S. Filean
--------------------------    Trustee                  March 6, 1998
   Arthur S. Filean

/s/ Thomas S. Stewart
--------------------------    Trustee                  March 6, 1998
   Thomas S. Stewart

/s/ Terence P. Smith
--------------------------    President                March 6, 1998
   Terence P. Smith